American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2022

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Brazil — 11.4%
Bradespar SA, Preference Shares	6,900	29,086
CVC Brasil Operadora e Agencia de Viagens SA(1)	76,935	112,687
Embraer SA, ADR(1)	5,280	56,285
Inter & Co., Inc.	7,647	31,074
Pet Center Comercio e Participacoes SA	52,500	108,887
Petro Rio SA(1)	40,900	215,019
Santos Brasil Participacoes SA	88,700	137,763
Sendas Distribuidora SA	65,600	231,386
SLC Agricola SA	18,200	170,091
TOTVS SA	12,700	69,378
		1,161,656
China — 11.1%
China Education Group Holdings Ltd.	138,000	120,222
China Overseas Property Holdings Ltd.	110,000	116,736
China Suntien Green Energy Corp. Ltd., H Shares	79,000	35,431
China Yongda Automobiles Services Holdings Ltd.	117,000	82,517
Chinasoft International Ltd.(1)	50,000	39,085
Far East Horizon Ltd.(2)	252,000	190,904
Hainan Meilan International Airport Co. Ltd., H Shares(1)	25,000	58,863
JL Mag Rare-Earth Co. Ltd., H Shares	11,000	40,976
Li Ning Co. Ltd.	7,500	68,312
Tongcheng Travel Holdings Ltd.(1)	73,600	150,745
Xinte Energy Co. Ltd., H Shares	46,400	121,090
XTEP International Holdings Ltd.(2)	79,000	109,627
		1,134,508
Greece — 2.2%
JUMBO SA	4,150	59,327
OPAP SA	12,775	168,271
		227,598
India — 20.5%
AU Small Finance Bank Ltd.	28,964	227,780
Bata India Ltd.	4,564	110,337
Central Depository Services India Ltd.	3,244	50,089
Crompton Greaves Consumer Electricals Ltd.	19,873	101,121
Indian Hotels Co. Ltd.	41,331	146,254
L&T Technology Services Ltd.	1,141	52,256
MakeMyTrip Ltd.(1)	5,328	177,689
Persistent Systems Ltd.	2,843	123,642
Prestige Estates Projects Ltd.	38,431	218,246
Shriram Transport Finance Co. Ltd.	4,983	83,636
Torrent Pharmaceuticals Ltd.	5,695	110,043
Varun Beverages Ltd.	22,228	286,679
VIP Industries Ltd.	23,829	175,871
WNS Holdings Ltd., ADR(1)	2,668	224,779
		2,088,422
Indonesia — 4.6%
Aneka Tambang Tbk	369,000	49,341
Bank BTPN Syariah Tbk PT	333,600	66,480

Jasa Marga Persero Tbk PT(1)	229,800	53,226
Mitra Adiperkasa Tbk PT(1)	3,296,400	223,974
Tower Bersama Infrastructure Tbk PT	396,000	75,183
		468,204
Malaysia — 2.5%
Carlsberg Brewery Malaysia Bhd	30,700	158,493
Inari Amertron Bhd	63,500	37,793
VS Industry Bhd	250,200	55,987
		252,273
Mexico — 3.6%
Gentera SAB de CV	350,787	274,932
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,699	88,807
		363,739
Peru — 1.3%
Intercorp Financial Services, Inc.(2)	6,144	132,465
Philippines — 4.6%
International Container Terminal Services, Inc.	32,960	106,153
Puregold Price Club, Inc.	89,600	54,563
Security Bank Corp.	43,150	68,975
Wilcon Depot, Inc.	456,400	243,303
		472,994
Russia(3)†
Detsky Mir PJSC	23,844	—
HeadHunter Group PLC, ADR	776	—
		—
Saudi Arabia — 1.0%
Leejam Sports Co. JSC	4,565	101,509
South Africa — 6.4%
Capitec Bank Holdings Ltd.	702	83,471
Clicks Group Ltd.	12,745	221,594
Exxaro Resources Ltd.	11,494	146,436
Thungela Resources Ltd.(2)	10,394	198,112
		649,613
South Korea — 11.0%
BGF retail Co. Ltd.	2,125	254,530
Ecopro BM Co. Ltd.	2,931	242,519
Han Kuk Carbon Co. Ltd.	4,582	49,258
Hite Jinro Co. Ltd.	3,461	78,562
Iljin Materials Co. Ltd.	1,801	98,695
Jeisys Medical, Inc.(1)	17,909	91,580
Koh Young Technology, Inc.	3,343	35,001
LG Innotek Co. Ltd.	876	222,993
PI Advanced Materials Co. Ltd.	1,826	50,432
		1,123,570
Taiwan — 12.0%
Accton Technology Corp.	16,000	147,338
Alchip Technologies Ltd.	4,000	110,623
ASPEED Technology, Inc.	1,100	72,397
Bizlink Holding, Inc.	12,000	132,953
Chailease Holding Co. Ltd.	37,074	238,041
Great Tree Pharmacy Co. Ltd.	11,000	111,172
Kinsus Interconnect Technology Corp.	14,000	55,610
Pegavision Corp.	4,000	55,349
Sercomm Corp.	62,000	196,433
Universal Vision Biotechnology Co. Ltd.	5,250	54,667

Wisdom Marine Lines Co. Ltd.	26,000	48,996
		1,223,579
Thailand — 6.6%
Bumrungrad Hospital PCL	42,800	253,430
Erawan Group PCL, NVDR(1)	413,100	40,927
Minor International PCL(1)	241,700	216,442
Srisawad Corp. PCL	35,560	47,423
Thai Oil PCL	70,600	117,463
		675,685
Turkey — 0.4%
Sok Marketler Ticaret AS(1)	44,768	41,475
TOTAL COMMON STOCKS (Cost $9,778,861)		10,117,290
EXCHANGE-TRADED FUNDS — 1.1%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	108,060
RIGHTS†
Thailand†
Thai Oil PCL(1) (Cost $—)	5,999	2
WARRANTS†
Malaysia†
VS Industry Bhd(1) (Cost $—)	50,040	1,901
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(4) (Cost $65,251)	65,251	65,251
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $9,983,089)		10,292,504
OTHER ASSETS AND LIABILITIES — (0.9)%		(94,816)
TOTAL NET ASSETS — 100.0%		$10,197,688

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	24.7%
Consumer Staples	15.9%
Financials	14.7%
Information Technology	14.6%
Industrials	11.1%
Energy	6.9%
Health Care	5.5%
Real Estate	3.3%
Materials	1.8%
Communication Services	0.7%
Exchange-Traded Funds	1.1%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $329,781. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $350,814, which includes securities collateral of $285,563.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	56,285	1,105,371	—
India	402,468	1,685,954	—
Mexico	88,807	274,932	—
Peru	132,465	—	—
Russia	—	—	—
Other Countries	—	6,371,008	—
Exchange-Traded Funds	—	108,060	—
Rights	—	2	—
Warrants	—	1,901	—
Short-Term Investments	65,251	—	—
	745,276	9,547,228	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.